Other non-current assets	12 Months Ended
Aug. 31, 2018
Other non-current assets
Other non-current assets

18. Other non-current assets

Other non-current assets consisted of the following:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$

Rental deposits	50,634	85,596	12,532
Prepayment for long-term investments	3,953	165,377	24,213
Others	—	145	21
	54,587	251,118	36,766